Fair Value Measurements - Narrative (Details) (Mobile Interactive Group, Ltd. (MIG) [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Mobile Interactive Group, Ltd. (MIG) [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration liability determined	$ 26.0